Inventory and Floor Plan Notes Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory and Floor Plan Notes Payable
Used vehicles	$ 9,274	$ 11,202	$ 7,592
Parts	37		33
Total	$ 9,311	$ 11,202	$ 7,625